SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes In Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 112	$ 110
Adoption of new accounting standard	4	0
Charged to costs and expenses	11	12
Write-offs	(4)	(8)
Currency translation adjustments	2	(2)
Balance at end of period	$ 112	$ 110	$ 125